UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2005

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		July 19, 2005


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			25
Form 13F Information Table Value Total:			105,853(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	8092	384947		SH	Sole	384947
Armor Holdings			COM	042260109	7392	186630		SH	Sole	186630
Art Technology Group Inc.	COM	04289L107	919	875159		SH	Sole	875159
Authentidate Holding Corp.	COM	052666104	1243	467343		SH	Sole	467343
Autobytel Inc.			COM	05275N106	2158	446697		SH	Sole	446697
Central Garden & Pet Co.	COM	153527106	6574	133831		SH	Sole	133831
Clear Channel			COM	184502102	773	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	4696	107711		SH	Sole	107711
Connetics			COM	208192104	962	54550		SH	Sole	54550
Davita Inc.			COM	23918K108	4565	100379		SH	Sole	100379
Dick's Sporting Goods Inc.	COM	253393102	5273	136641		SH	Sole	136641
Flir Systems			COM	302445101	6930	232255		SH	Sole	232255
Gevity Hr Inc.			COM	374393106	2748	137210		SH	Sole	137210
Mapinfo Corp.			COM	565105103	1126	107107		SH	Sole	107107
Nautilus Group Inc.		COM	63910B102	5472	192013		SH	Sole	192013
Opsware Inc.			COM	68383A101	4047	790474		SH	Sole	790474
Parametric Technology Corp.	COM	699173100	3052	478386		SH	Sole	478386
Providian Financial Corp.	COM	74406A102	7814	443248		SH	Sole	443248
Rae Systems Inc.		COM	75061P102	1139	363872		SH	Sole	363872
Salix Pharmaceuticals Ltd.	COM	795435106	3294	186509		SH	Sole	186509
Scientific Games Corp.		COM	80874P109	8436	313262		SH	Sole	313262
Symyx Technologies Inc.		COM	87155S108	5525	197452		SH	Sole	197452
United Surgical Partners Inter	COM	913016309	4166	79996		SH	Sole	79996
Vitesse				COM	928497106	24	11500		SH	Sole	11500
Wind River Systems		COM	973149107	9431	601474		SH	Sole	601474
